Label	Element	Value
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	$ 77,318,000,000
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	82,771,000,000
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	47,878,000,000
Short-term Investments And Deposits, Classified As Cash Equivalents	hsbc_ShorttermInvestmentsAndDepositsClassifiedAsCashEquivalents	14,646,000,000
Short-term Investments And Deposits, Classified As Cash Equivalents	hsbc_ShorttermInvestmentsAndDepositsClassifiedAsCashEquivalents	15,389,000,000
Short-term Investments And Deposits, Classified As Cash Equivalents	hsbc_ShorttermInvestmentsAndDepositsClassifiedAsCashEquivalents	30,613,000,000
Other banking arrangements, classified as cash equivalents	ifrs-full_BankingArrangementsClassifiedAsCashEquivalents	55,551,000,000
Other banking arrangements, classified as cash equivalents	ifrs-full_BankingArrangementsClassifiedAsCashEquivalents	58,850,000,000
Other banking arrangements, classified as cash equivalents	ifrs-full_BankingArrangementsClassifiedAsCashEquivalents	59,602,000,000
HSBC Holdings [Member]
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	3,450,000,000	[1]
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	2,964,000,000
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	3,000,000,000
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	hsbc_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	890,000,000
Non-controlling interests [member]
Equity	ifrs-full_Equity	7,580,000,000
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	hsbc_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	(41,000,000)
Issued capital [member] | HSBC Holdings [Member]
Equity	ifrs-full_Equity	10,160,000,000
Equity attributable to owners of parent [member]
Equity	ifrs-full_Equity	188,644,000,000
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	hsbc_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	(1,606,000,000)
Reserve of cash flow hedges [member]
Equity	ifrs-full_Equity	(222,000,000)
Reserve of exchange differences on translation [member]
Equity	ifrs-full_Equity	(19,072,000,000)
Retained earnings [member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	hsbc_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	(585,000,000)	[2],[3]
Retained earnings [member] | HSBC Holdings [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	hsbc_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	949,000,000	[4],[5]
Other equity interest [member]
Equity	ifrs-full_Equity	22,250,000,000	[6],[7]
Other equity interest [member] | HSBC Holdings [Member]
Equity	ifrs-full_Equity	22,107,000,000
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Equity	ifrs-full_Equity	(1,371,000,000)	[8]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	hsbc_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	(1,021,000,000)	[8]
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member] | HSBC Holdings [Member]
Equity	ifrs-full_Equity	0
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	hsbc_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	(59,000,000)
Additional paid-in capital [member] | HSBC Holdings [Member]
Equity	ifrs-full_Equity	2,254,000,000	[9]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	hsbc_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1		[9]

[1]	The 2016 comparative figure for cash and cash equivalents was amended in 2017 to include loans and advances to HSBC undertakings of one month or less duration.
[2]	At 31 December 2018, retained earnings included 379,926,645 treasury shares (2017: 360,590,019; 2016: 353,356,251). In addition, treasury shares are also held within HSBC’s Insurance business retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Global Markets.
[3]	Cumulative goodwill amounting to $5,138m has been charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including $3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m has been charged against retained earnings.
[4]	At 31 December 2018, retained earnings includes 326,503,319 ($2,546m) of treasury shares (2017: 326,843,840 ($2,542m); 2016: 325,499,152 ($2,499m)). Treasury shares are held to fund employee share plans.
[5]	HSBC Holdings distributable reserves at 31 December 2018 of $30,705m (2017: $38,031m) represents realised profits included in retained earnings of $14,974m (2017: $22,300m) and in merger reserve of $15,731m (2017: $15,731m). The distributable reserves are lower than retained earnings of $61,434m (2017: $23,903m). In 2018, income of $44,893m (2017:nil) generated from restructuring the Group’s Asia operation to meet resolution and recovery requirements does not form part of distributable reserves.
[6]	During 2018, HSBC Holdings issued $4,150m, £1,000m and SGD750m of perpetual subordinated contingent convertible capital securities on which there were $60m of external issuance costs, $49m of intra-Group issuance costs and $11m of tax benefits. In 2017, HSBC Holdings issued $3,000m, SGD1,000m and €1,250m of perpetual subordinated contingent convertible capital securities, on which there were $14m of external issuance costs, $37m of intra-Group issuance costs and $10m of tax benefits. In 2016, HSBC Holdings issued $2,000m of perpetual subordinated contingent convertible capital securities, after issuance costs of $6m and tax benefits of $4m. Under IFRSs these issuance costs and tax benefits are classified as equity.
[7]	During 2018, HSBC Holdings redeemed $2,200m 8.125% perpetual subordinated capital securities and its $3,800m 8.000% perpetual subordinated capital securities, Series 2, on which there were $172m of external issuance costs and $23m of intra-Group issuance costs wound down.
[8]	The $350m at 31 December 2017 represents the IAS 39 available-for-sale fair value reserve as at 31 December 2017.
[9]	Other paid-in capital arises from the exercise and lapse of share options granted to employees of HSBC Holdings subsidiaries.